Derivatives and hedging (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance (expenses) income, net	Finance (expenses) income, net	Finance (expenses) income, net
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	$ 3,058	$ 3,497
Derivatives designated as hedging instruments | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	2,131	2,551
Gains (losses) related to derivatives	(2,011)	(1,943)	$ (76)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(250)	(246)	(10)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(849)	(807)	(38)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(551)	(529)	(18)
Derivatives designated as hedging instruments | Foreign Exchange Contract | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(361)	(361)	(10)
Derivatives not designated as hedging instruments | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	927	946
Gains (losses) related to derivatives	$ 126	$ (324)	$ (6)